Average Annual Total Returns - Shares - NORTHERN INSTITUTIONAL US GOVERNMENT SELECT PORTFOLIO - Shares	InceptionDate	1 Year	5 Years	10 Years	SinceInception
Total	Nov. 07, 1990	0.40%	1.02%	0.51%	2.59%